As filed with the Securities and Exchange Commission on November 27, 2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21279

The Merger Fund VL
(Exact name of registrant as specified in charter)

100 Summit Lake Drive
Valhalla, New York  10595
(Address of principal executive offices) (Zip code)

Bonnie L. Smith
100 Summit Lake Drive
Valhalla, New York  10595
(Name and address of agent for service)

Registrant's telephone number, including area code: 914-741-5600

Date of fiscal year end: December 31

Date of reporting period:  September 30, 2009

Item 1. Schedule of Investments.

The Merger Fund VL
SCHEDULE OF INVESTMENTS
September 30, 2009
(Unaudited)

	Shares				Value
	COMMON STOCKS - 81.06%
		ACQUISITION CORPORATIONS - 5.13%
	11,800	Liberty Acquisition Holdings Corp. (a)(b)			$112,100
	14,500	Sapphire Industrials Corp. (a)			144,130
	6,700	Triplecrown Acquisition Corp. (a)			64,990
	5,800	United Refining Energy Corp. (a)(e)			57,710
					378,930
		AGRICULTURAL PRODUCTs - 1.68%
	11,638	Viterra Inc. (g)			124,294
		APPLICATION SOFTWARE - 0.88%
	1,300	SPSS Inc. (a)			64,935
		ASSET MANAGEMENT & CUSTODY BANKS - 0.90%
	7,100	KKR Private Equity Investors LP (a)(g)			66,385
		BREWERS - 1.05%
	7,700	Lion Nathan Ltd. (g)			77,779
		BROADCASTING & CABLE TV - 0.02%
	1,100	CC Media Holdings, Inc. (a)			1,595
		CABLE & SATELLITE TV - 8.73%
	8,100	Comcast Corporation Special Class A			130,248
	16,550	Liberty Media Corporation Series A (a)			514,871
					645,119
		COMPUTER HARDWARE - 6.21%
	50,500	Sun Microsystems, Inc. (a)(b)			459,045
		COMPUTER STORAGE & PERPHERALS - 2.04%
	7,800	Hitachi Maxell Ltd. (g)			150,760
		DATA PROCESSING & OUTSOURCED SERVICES - 5.14%
	1,600	Affiliated Computer Services, Inc. (a)(c)			86,672
	8,500	Metavante Technologies Inc. (a)(e)			293,080
					379,752
		DIVERSIFIED CHEMICALS - 0.47%
	3,800	Huntsman Corporation (c)			34,618
		DIVERSIFIED FINANCIAL SERVICES - 0.00%
	33	Citigroup Inc.			160
		FERTILIZERS & AGRICULTURAL CHEMICALS - 3.10%
	400	CF Industries Holdings Inc. (c)			34,492
	400	The Mosaic Company			19,228
	8,200	Nufarm Limited (g)			82,106
	2,700	Terra Industries Inc.			93,609
					229,435
		GOLD - 1.29%
	15,070	Moto Goldmines Ltd Com (a)(d)(g)			73,052
	3,700	Sino Gold Mining Limited (a)(b)(g)			22,000
					95,052
		INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 1.97%
	30,200	Canadian Hydro Developers, Inc. (a)(g)			145,267
		IT CONSULTING & OTHER SERVICES - 3.14%
	4,700	Hitachi Information Systems, Ltd. (e)(g)			151,579
	2,700	Perot Systems Corp. (a)			80,190
					231,769
		LIFE SCIENCES TOOLS & SERVICES - 1.31%
	1,900	Varian, Inc. (a)			97,014
		MOVIES & ENTERTAINMENT - 2.08%
	3,100	Marvel Entertainment, Inc. (a)(d)			153,822
		OIL & GAS EQUIPMENT & SERVICES - 3.79%
	6,420	BJ Services Company			124,741
	3,500	NATCO Group Inc. (a)(d)			154,980
					279,721
		OIL & GAS EXPLORATION & PRODUCTION - 1.40%
	1,800	EnCana Corporation (c)(g)			103,698
		PACKAGED FOODS & MEATS - 1.25%
	1,800	Cadbury plc - ADR (c)(g)			92,178
		PHARMACEUTICALS - 21.63%
	22,735	Schering Plough Corp. (b)			642,264
	8,000	Sepracor Inc. (a)(e)			183,200
	2,500	Warner Chilcott plc - ADR (a)(c)(g)			54,050
	14,797	Wyeth (b)			718,838
					1,598,352
		SOFT DRINKS - 6.23%
	12,000	Pepsi Bottling Group Inc. (e)			437,280
	800	PepsiAmericas Inc. (b)			22,848
					460,128
		WIRELESS TELECOMMUNICATION SERVICES - 1.62%
	15,050	Centennial Communications Corp. (a)			120,099
		TOTAL COMMON STOCKS (Cost $5,503,777)			5,989,907

	Contracts (100 shares per contract)
	PURCHASED PUT OPTIONS - 0.15%
		The Blackstone Group, LP
	41	Expiration: October, 2009, Exercise Price: $15.00			4,305
		DirecTV Group, Inc.
	2	Expiration: December, 2009, Exercise Price: $30.00			640
		Health Care Select Sector SPDR Fund
	7	Expiration: October, 2009, Exercise Price: $30.00			980
		iShares MSCI Brazil Index Fund
	1	Expiration: December, 2009, Exercise Price: $72.00			680
		Materials Select Sector SPDR Trust
	3	Expiration: December, 2009, Exercise Price: $35.00			1,380
		Technology Select Sector SPDR Fund
	7	Expiration: December, 2009, Exercise Price: $22.00			1,155
		Time Warner Inc.
	14	Expiration: October, 2009, Exercise Price: $29.00			1,295
		The Walt Disney Company
	4	Expiration: January, 2010, Exercise Price: $15.00			30
	4	Expiration: January, 2010, Exercise Price: $17.50			50
	1	Expiration: January, 2010, Exercise Price: $20.00			26
	2	Expiration: January, 2010, Exercise Price: $21.00			70
	1	Expiration: January, 2010, Exercise Price: $24.00			80
	1	Expiration: January, 2010, Exercise Price: $25.00			115
		TOTAL PUT PURCHASED OPTIONS (Cost $19,404)			10,806

	Principal
	Amount
	ESCROW NOTES - 0.11%
	$18,300	Price Communication Liquidating Trust (a)(f)			7,869
		TOTAL ESCROW NOTES (Cost $7,869)			7,869

	Shares
	SHORT TERM INVESTMENTS - 6.05%
		MONEY MARKETS - 6.05%
	250,000	First American Government Obligations Fund, 0.39%			250,000
	197,410	First American Prime Obligations Fund, 0.18%			197,410
					447,410
		TOTAL SHORT TERM INVESTMENTS (Cost $447,410)			447,410
		TOTAL INVESTMENTS (Cost $5,978,460) - 87.37%			$6,455,992

Percentages are stated as a percent of net assets.
ADR - American Depository Receipt
(a)	Non-income producing security.
(b)	All or a portion of the shares have been committed as collateral for open securities sold short.
(c)	All or a portion of the shares have been committed as collateral for written option contracts.
(d)	All or a portion of the shares have been committed as collateral for swap contracts.
(e)	All or a portion of the shares have been committed as collateral for forward currency exchange contracts.
(f)	Fair-valued security.
(g)	Foreign security.
(h)	The cost basis of investments for federal income tax purposes at September 30, 2009 was as follows*:

	Cost of investments		$ 6,122,429
	Gross unrealized appreciation		387,593
	Gross unrealized depreciation		(54,030)
	Net unrealized depreciation		$ 333,563

	*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding
	at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information, please refer
	to the Notes to the Financial Statements section in the Fund's most recent semi-annual or annual report.

(i)	Summary of Fair Value Exposure at September 30, 2009

	Securities listed on the NASDAQ Global Market and the NASDAQ Global Select Market are valued at
	the NASDAQ Official Closing Price (“NOCP”). Other listed securities are valued at the last sale price on
	the exchange on which such securities are primarily traded or, in the case of options, at the last sale price.
	Securities not listed on an exchange and securities for which there are no transactions are valued at the
	average of the closing bid and asked prices. When pricing options, if no sales are reported or if the last
	sale is outside the bid and asked parameters, the higher of the intrinsic value of the option or the mean
	between the last reported bid and asked prices will be used. Securities for which there are no such
	valuations are valued at fair value as determined in good faith by management under the supervision
	of the Board of Trustees. The Adviser (as defined herein), reserves the right to value securities,
	including options, at prices other than last-sale prices, intrinsic value prices, or the average of closing
	bid and asked prices, when such prices are believed unrepresentative of fair market value as determined
	in good faith by the Adviser. When fair-value pricing is employed, the prices of securities used by the
	Fund to calculate its NAV may differ from quoted or published prices for the same securities. In addition,
	due to the subjective and variable nature of fair-value pricing, it is possible that the value determined for
	a particular asset may be materially different from the value realized upon such asset’s sale. At
	September 30, 2009, fair-valued long securities represented 0.11% of investments, at value. Investments
	in United States government securities (other than short-term securities) are valued at the average of the
	quoted bid and asked prices in the over-the-counter market. Short-term investments are carried at
	amortized cost, which approximates market value.

	Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized
	in the three broad levels listed below:

	Level 1 — Quoted prices in active markets for identical securities.
	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest
	rates, prepayment speeds, credit risk, etc.).
	Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers
	are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that
	market participants would use to price the asset or liability based on the best available information.

	The inputs or methodology used for valuing securities are not an indication of the risk associated with
	investing in those securities.

	The following tables provide the fair value measurements of applicable Fund assets and liabilities by level
	within the fair value hierarchy for the Fund as of September 30, 2009. These assets and liabilities are
	measured on a recurring basis.

	The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2009.

		Level 1	Level 2	Level 3	Total

Common Stock		$ 5,989,907	$ -	$ -	$ 5,989,907

Purchased Put Options		10,806	-	-	10,806

Escrow Notes		-	-	7,869	7,869

Short-Term Investments		447,410	-	-	447,410

Total Investments in Securities		$ 6,448,123	$ -	$ 7,869	$ 6,455,992

Securities Sold Short		$ 2,308,198	$ -	$ -	$ 2,308,198

Options Written		25,342	-	-	25,342

Swap Contracts *		-	(6,939)	-	(6,939)

Forward Currency Exchange Contracts *		-	(33,649)	-	(33,649)

	*Swap contracts and forward currency exchange contracts are valued at the unrealized appreciation (depreciation)
	on the instruments.

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description			Investments in Securities
Balance as of December 31, 2008			$ 21,974
Accrued discounts/premiums			-
Realized gain (loss)			(21,267)
Change in unrealized appreciation (depreciation)			16,554
Net purchases (sales)			(9,392)
Transfers in and/or out of Level 3			-
Balance as of September 30, 2009			$ 7,869

The Merger Fund VL
SCHEDULE OF SECURITIES SOLD SHORT
September 30, 2009
(Unaudited)

	Shares		Value
	2,568	Baker Hughes Incorporated	$109,551
	4,147	Cameron International Corp.	156,840
	8,100	Comcast Corporation Class A	136,809
	15,240	DirecTV Group Inc.	420,319
	2,100	Eldorado Gold Corporation (a)	23,940
	11,470	Fidelity National Information Services Inc.	292,600
	100	Kraft Foods, Inc.	2,627
	13,072	Merck & Co. Inc.	413,467
	4,071	Pepsico Inc.	238,805
	14,547	Pfizer Inc.	240,753
	514	Randgold Resources Limited - ADR	35,918
	11,640	Viterra Inc. (a)	116,112
	2,300	The Walt Disney Company	63,158
	7,403	Xerox Corporation	57,299
		TOTAL SECURITIES SOLD SHORT (Proceeds $2,020,015)	$2,308,198

ADR - American Depository Receipt
(a)	Foreign security.

The Merger Fund VL
SCHEDULE OF OPTIONS WRITTEN
September 30, 2009
(Unaudited)

	Contracts (100 shares per contract)		Value
	CALL OPTIONS
		Affiliated Computer Services, Inc.
	1	Expiration: November, 2009, Exercise Price: $50.00	$521
		Cadbury plc - ADR
	8	Expiration: October, 2009, Exercise Price: $50.00	1,400
		CF Industries Holdings Inc.
	4	Expiration: October, 2009, Exercise Price: $85.00	1,400
		DirecTV Group, Inc.
	5	Expiration: October, 2009, Exercise Price: $25.00	1,337
	6	Expiration: November, 2009, Exercise Price: $25.00	1,860
	2	Expiration: December, 2009, Exercise Price: $30.00	160
		EnCana Corporation
	6	Expiration: October, 2009, Exercise Price: $55.00	2,040
		Huntsman Corporation
	9	Expiration: October, 2009, Exercise Price: $7.50	1,530
		Kraft Foods, Inc.
	3	Expiration: October, 2009, Exercise Price: $26.00	150
		Sun Microsystems, Inc.
	24	Expiration: October, 2009, Exercise Price: $10.00	12
	16	Expiration: January, 2010, Exercise Price: $10.00	40
		Terra Industries Inc.
	12	Expiration: October, 2009, Exercise Price: $28.00	8,004
	15	Expiration: October, 2009, Exercise Price: $34.00	2,175
		Varian, Inc.
	4	Expiration: November, 2009, Exercise Price: $55.00	30
		Warner Chilcott plc - ADR
	2	Expiration: October, 2009, Exercise Price: $17.50	830
	23	Expiration: October, 2009, Exercise Price: $20.00	3,853
		TOTAL OPTIONS WRITTEN (Premiums received $21,941)	$25,342

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) as of a date within 90 days of the filing date of the report as required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).  Based on their review, such officers have concluded that the disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Merger Fund VL

By (Signature and Title)  /s/ Frederick W. Green
                                                  Frederick W. Green, President

Date      11/18/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Frederick W. Green
                                                    Frederick W. Green, President

Date      11/18/09

By (Signature and Title)*  /s/ Bonnie L. Smith
                                                    Bonnie L. Smith, Treasurer

Date     11/17/09

* Print the name and title of each signing officer under his or her signature.